February 17, 2004

VIA EDGAR

The United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street

Washington, D.C. 20549-0506

Subject:    GE Capital Life Assurance Company of New York

GE Capital Life Separate Account II

SEC File Nos. 333-106511; 0001044035

CIK No. 0001044035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Assurance Company of New York (the “Company”) and GE Capital Life Separate Account II (the “Separate Account”), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective February 9, 2004.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker Vice President and Associate General Counsel